UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02333
New Perspective Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class A
| ANWPX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund

(the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.72% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class C
| NPFCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class T
| TNPFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 23	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-1
| NPFFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.78% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-2
| ANWFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund

(the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 26	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-3
| FNPFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 20	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information
, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-A
| CNPAX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 38	0.77% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-C
| CNPCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-E
| CNPEX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 49	1.00% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-T
| TPNFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-1
| CNPFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 28	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-2
| FFPNX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 25	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-3
| FNFPX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 23	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-1
| RNPAX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 74	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-2
| RNPBX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 74	1.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-2E
| RPEBX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-3
| RNPCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 52	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-4
| RNPEX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 37	0.76% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-5E
| RNPHX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 28	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-5
| RNPFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 23	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-007-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-6
| RNPGX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 20	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,731
Total number of portfolio holdings	283
Portfolio turnover rate	20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-007-0526 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

New Perspective Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended March 31, 2026
Lit. No. MFGEFP2-007-0526 © 2026 Capital Group. All rights reserved.

Investment portfolio March 31, 2026unaudited

Common stocks 96.41%	Shares	Value (000)
Information technology 22.87%
Taiwan Semiconductor Manufacturing Co., Ltd.	111,747,056	$6,299,789
NVIDIA Corp.	26,289,602	4,584,907
Broadcom, Inc.	14,115,145	4,368,779
Microsoft Corp.	10,782,121	3,991,218
ASML Holding NV	1,192,028	1,577,812
ASML Holding NV (ADR)	748,365	988,463
Shopify, Inc., Class A, subordinate voting shares (a)	14,358,191	1,703,169
Samsung Electronics Co., Ltd.	11,020,412	1,237,923
Cloudflare, Inc., Class A (a)	5,350,785	1,104,081
Apple, Inc.	3,635,385	922,624
Micron Technology, Inc.	2,713,293	916,659
Amphenol Corp., Class A	6,690,332	845,324
SK hynix, Inc.	1,499,765	815,711
KLA Corp.	517,260	761,619
SAP SE	3,978,088	673,224
Salesforce, Inc.	2,618,937	488,877
Fujitsu, Ltd.	23,041,100	468,254
Cadence Design Systems, Inc. (a)	1,394,887	387,597
Keysight Technologies, Inc. (a)	1,300,000	367,081
TDK Corp.	20,566,900	266,660
Hewlett Packard Enterprise Co.	11,171,700	265,998
Keyence Corp. (b)	633,500	224,357
EPAM Systems, Inc. (a)	1,596,626	216,183
ServiceNow, Inc. (a)	1,963,100	205,242
Dassault Systemes SE	10,043,043	204,475
Sage Group PLC (The)	13,979,707	156,135
ARM Holdings PLC (ADR) (a)	930,878	140,823
MongoDB, Inc., Class A (a)	500,000	122,385
Akamai Technologies, Inc. (a)	1,000,000	114,850
Constellation Software, Inc.	63,205	110,953
Tokyo Electron, Ltd.	436,427	106,729
Intel Corp. (a)	2,394,654	105,676
AppLovin Corp., Class A (a)	204,059	81,216
Atlassian Corp., Class A (a)	645,442	44,051
Accenture PLC, Class A	169,189	33,549
Strategy, Inc., Class A (a)(b)	260,113	32,462
		34,934,855

Industrials 15.49%
Northrop Grumman Corp.	2,083,386	1,421,369
DSV A/S	5,603,632	1,338,731
Airbus SE, non-registered shares	6,331,899	1,189,291
BAE Systems PLC	40,847,534	1,189,030
General Electric Co.	3,893,539	1,104,870
Rolls-Royce Holdings PLC	70,832,779	1,081,684
Schneider Electric SE	3,601,779	989,301
Hitachi, Ltd.	32,491,000	949,570
Deere & Co.	1,564,062	881,036
Ryanair Holdings PLC (ADR)	13,513,367	781,073
Siemens AG	3,079,701	730,475
FTAI Aviation, Ltd.	2,963,674	726,100
Safran SA	2,109,129	689,776
TransDigm Group, Inc.	590,395	684,244
IHI Corp. (b)	31,742,035	648,739
RELX PLC	18,706,780	616,748
ABB, Ltd.	7,120,199	579,105
Bombardier, Inc., Class B (a)	3,059,438	541,070
Marubeni Corp.	13,991,700	514,491
Carrier Global Corp.	7,993,557	450,117
Caterpillar, Inc.	556,452	394,224
GE Vernova, Inc.	434,469	379,248
L3Harris Technologies, Inc.	1,075,023	371,044
HEICO Corp.	1,351,699	370,636

1	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Boeing Co. (The) (a)	1,861,234	$370,441
Deutsche Post AG	6,808,778	351,137
UL Solutions, Inc., Class A	3,829,687	328,242
ITT, Inc.	1,639,557	312,385
Ingersoll-Rand, Inc.	3,670,353	294,069
Copart, Inc. (a)	8,495,553	282,052
ASSA ABLOY AB, Class B	7,383,091	264,760
Contemporary Amperex Technology Co., Ltd., Class A	4,191,370	245,670
Diploma PLC	2,595,688	207,118
ITOCHU Corp.	14,746,500	187,434
Daikin Industries, Ltd.	1,506,700	182,787
Recruit Holdings Co., Ltd. (b)	4,057,383	181,162
Hanwha Aerospace Co., Ltd.	216,443	176,365
Delta Air Lines, Inc.	2,546,308	169,279
Leonardo SpA	2,077,578	139,547
XPO, Inc. (a)	677,977	131,900
Equifax, Inc.	727,966	131,085
Tetra Tech, Inc.	4,068,579	122,546
Trane Technologies PLC	290,800	121,188
Vestas Wind Systems AS	3,933,549	117,772
RTX Corp.	578,839	111,658
Weir Group PLC (The)	2,330,062	87,172
Compagnie de Saint-Gobain SA, non-registered shares	1,057,561	87,032
Mitsubishi Electric Corp.	2,637,100	86,121
Techtronic Industries Co., Ltd.	5,891,000	78,413
Wolters Kluwer NV	960,963	71,890
VAT Group AG	113,638	70,102
Loar Holdings, Inc. (a)(b)	832,968	47,721
SMC Corp.	121,100	47,367
Crane Co.	223,497	38,218
		23,664,605

Consumer discretionary 12.20%
Tesla, Inc. (a)	10,562,820	3,926,728
Amazon.com, Inc. (a)	10,303,507	2,145,911
Royal Caribbean Cruises, Ltd.	6,729,861	1,851,923
MercadoLibre, Inc. (a)	580,950	1,004,474
Starbucks Corp.	10,799,810	967,555
Restaurant Brands International, Inc. (b)	11,694,954	864,257
Prosus NV, Class N	16,377,209	748,652
Trip.com Group, Ltd. (ADR) (a)	12,466,049	620,685
Hermes International (b)	290,773	555,347
Industria de Diseno Textil SA	7,385,786	424,653
YUM! Brands, Inc.	2,625,350	408,189
Booking Holdings, Inc.	96,065	404,464
Amadeus IT Group SA, Class A, non-registered shares	6,876,920	390,920
McDonald’s Corp.	1,227,673	381,549
Home Depot, Inc.	976,374	321,120
Marriott International, Inc., Class A	959,830	313,932
Ryohin Keikaku Co., Ltd.	14,345,900	305,089
LVMH Moet Hennessy-Louis Vuitton SE	542,688	301,661
Sony Group Corp.	14,083,600	290,493
Renault SA	8,516,528	288,965
Wynn Resorts, Ltd.	2,775,904	281,893
Entain PLC (c)	34,802,260	262,798
NIKE, Inc., Class B	4,819,311	254,556
Compagnie Financiere Richemont SA, Class A	1,342,796	239,277
Ferrari NV	448,927	151,939
Ferrari NV (EUR denominated)	115,325	38,873
Suzuki Motor Corp.	14,274,400	171,021
Hyundai Motor Co.	556,748	165,933
Valeo SA, non-registered shares	10,591,073	129,778
Aristocrat Leisure, Ltd.	3,897,063	123,827
Evolution AB	1,983,468	123,702

New Perspective Fund	2

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Wynn Macau, Ltd.	105,746,000	$73,989
Compagnie Generale des Etablissements Michelin	2,092,639	71,259
Hilton Worldwide Holdings, Inc.	109,571	33,318
		18,638,730

Health care 11.81%
AstraZeneca PLC (GBP denominated)	13,977,931	2,730,142
AstraZeneca PLC (ADR)	1,840,671	363,017
Eli Lilly and Co.	2,464,735	2,266,989
Vertex Pharmaceuticals, Inc. (a)	3,366,011	1,503,059
Intuitive Surgical, Inc. (a)	2,309,555	1,064,682
Royalty Pharma PLC, Class A	19,645,749	942,407
BeOne Medicines, Ltd. (ADR) (a)	2,663,960	791,116
BeOne Medicines, Ltd. (a)	2,871,700	65,093
Thermo Fisher Scientific, Inc.	1,611,298	792,001
EssilorLuxottica SA	3,081,840	717,253
Mettler-Toledo International, Inc. (a)	405,469	511,378
Abbott Laboratories	4,602,962	472,586
Novo Nordisk AS, Class B	12,357,334	455,358
Pfizer, Inc.	14,451,200	405,790
Align Technology, Inc. (a)	2,113,194	362,265
Regeneron Pharmaceuticals, Inc.	467,600	361,286
Bayer AG	7,476,077	339,870
Alnylam Pharmaceuticals, Inc. (a)	1,020,320	337,593
Boston Scientific Corp. (a)	5,324,695	334,125
Sanofi	3,293,666	317,693
Amgen, Inc.	900,000	316,665
Danaher Corp.	1,597,344	302,856
AbbVie, Inc.	1,308,816	284,654
Cooper Cos., Inc. (a)	3,607,314	257,923
Chugai Pharmaceutical Co., Ltd.	4,227,000	233,873
bioMerieux SA	1,928,634	205,384
Roche Holding AG, nonvoting shares	506,820	200,126
Illumina, Inc. (a)	1,396,815	172,171
Haleon PLC	28,446,151	140,806
Grifols SA, Class B (ADR)	14,039,027	112,593
Daiichi Sankyo Co., Ltd. (b)	6,154,100	108,500
Ascendis Pharma AS (ADR) (a)	463,385	105,990
Bristol-Myers Squibb Co.	1,717,697	104,178
ICON PLC (a)	875,570	96,891
Lonza Group AG	151,428	96,882
CRISPR Therapeutics AG (a)(b)	1,944,073	92,480
Zimmer Biomet Holdings, Inc.	795,567	71,935
		18,037,610

Financials 11.42%
UniCredit SpA	22,121,435	1,594,014
Visa, Inc., Class A	4,186,358	1,265,285
AIA Group, Ltd.	105,988,333	1,190,657
Bank of America Corp.	23,975,728	1,168,817
Mastercard, Inc., Class A	1,663,139	831,004
Citigroup, Inc.	7,231,030	820,071
Deutsche Bank AG	23,796,692	696,338
Societe Generale	8,813,384	643,519
JPMorgan Chase & Co.	1,932,354	568,421
Arthur J. Gallagher & Co.	2,582,026	559,215
Banco Santander SA	47,900,477	542,009
Chubb, Ltd.	1,519,194	495,151
DBS Group Holdings, Ltd.	10,419,680	462,981
Hong Kong Exchanges and Clearing, Ltd.	9,057,100	459,062
S&P Global, Inc.	947,541	403,027
Munchener Ruckversicherungs-Gesellschaft AG	635,397	395,807
Wise PLC, Class A (a)	32,837,410	394,123
Prudential PLC	27,992,331	390,362
KKR & Co., Inc.	3,903,888	361,110

3	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
London Stock Exchange Group PLC	3,018,095	$356,696
Allianz SE	840,802	348,418
Goldman Sachs Group, Inc.	378,994	320,625
Aon PLC, Class A	885,860	285,938
AXA SA	4,989,279	228,737
3i Group PLC	6,567,079	215,183
Brookfield Corp., Class A	5,184,865	209,831
Intercontinental Exchange, Inc.	1,279,303	201,209
TMX Group, Ltd.	5,415,199	192,029
Brookfield Asset Management, Ltd., Class A	4,169,776	185,347
ICICI Bank, Ltd. (ADR)	6,917,154	179,154
Adyen NV (a)	178,093	178,209
Berkshire Hathaway, Inc., Class B (a)	360,959	172,972
Edenred SA	8,331,950	165,893
BNP Paribas SA	1,471,682	140,194
Partners Group Holding AG (b)	129,054	138,651
CME Group, Inc., Class A	442,410	130,666
HSBC Holdings PLC (GBP denominated)	7,405,307	121,175
Banco Bilbao Vizcaya Argentaria SA	5,426,334	118,437
American Express Co.	322,682	97,605
Euronext NV	458,745	73,812
Canadian Imperial Bank of Commerce (CAD denominated) (b)	773,360	73,294
Marsh & McLennan Cos., Inc.	341,274	59,194
		17,434,242

Communication services 9.71%
Meta Platforms, Inc., Class A	9,790,623	5,601,509
Alphabet, Inc., Class C	7,583,609	2,175,434
Alphabet, Inc., Class A	7,067,802	2,032,417
Netflix, Inc. (a)	10,767,751	1,035,319
Nintendo Co., Ltd. (b)	12,970,200	740,091
Bharti Airtel, Ltd.	37,912,645	720,829
Tencent Holdings, Ltd.	10,496,600	662,670
MTN Group, Ltd.	40,298,564	467,603
ROBLOX Corp., Class A (a)	7,425,916	420,010
Publicis Groupe SA	3,546,186	293,273
America Movil, SAB de CV, Class B (ADR)	10,565,253	269,203
Swisscom AG (b)	274,386	229,046
Spotify Technology SA (a)	209,251	101,468
Singapore Telecommunications, Ltd.	22,520,700	87,181
		14,836,053

Consumer staples 5.58%
Philip Morris International, Inc.	9,712,731	1,605,903
Costco Wholesale Corp.	1,239,426	1,235,001
Nestle SA	11,631,122	1,153,679
British American Tobacco PLC	11,312,086	658,937
Danone SA	6,009,924	482,670
Bunge Global SA	3,722,586	473,513
Carlsberg A/S, Class B	3,768,908	470,266
L’Oreal SA, bonus shares	686,197	281,386
L’Oreal SA, non-registered shares	103,095	42,275
Constellation Brands, Inc., Class A	2,084,138	312,621
Mondelez International, Inc., Class A	5,279,379	304,303
Carrefour SA, non-registered shares	14,742,004	271,780
Pernod Ricard SA	3,523,352	262,980
Anheuser-Busch InBev SA/NV	3,398,578	235,828
Walmart, Inc.	1,565,319	194,538
Monster Beverage Corp. (a)	2,389,123	173,116
Coca-Cola Co.	2,113,051	160,697
Ajinomoto Co., Inc.	3,902,786	109,429
Seven & i Holdings Co., Ltd.	7,005,800	94,294
		8,523,216

New Perspective Fund	4

Common stocks (continued)	Shares	Value (000)
Materials 3.57%
Linde PLC	1,633,997	$810,070
Glencore PLC	104,392,355	795,470
Sherwin-Williams Co.	1,696,249	543,733
Agnico Eagle Mines, Ltd. (CAD denominated)	2,479,204	503,237
First Quantum Minerals, Ltd. (a)	18,202,330	435,202
Corteva, Inc.	4,538,997	379,959
Shin-Etsu Chemical Co., Ltd.	9,318,600	379,151
Wheaton Precious Metals Corp. (CAD denominated) (b)	1,715,262	225,151
Wheaton Precious Metals Corp.	824,137	107,970
Air Liquide SA	1,559,449	321,247
Grupo Mexico, SAB de CV, Series B	22,000,000	235,577
Ecolab, Inc.	548,434	145,894
Westlake Corp.	1,229,522	143,633
CRH PLC	1,037,603	109,073
Freeport-McMoRan, Inc.	1,765,126	103,754
LyondellBasell Industries NV	1,116,876	89,976
Gerdau SA (ADR)	20,168,239	72,807
DSM-Firmenich AG	466,449	33,314
International Paper Co.	401,927	14,349
		5,449,567

Energy 2.26%
TotalEnergies SE (EUR denominated)	19,268,802	1,779,151
Cenovus Energy, Inc. (CAD denominated)	21,434,467	568,874
Cenovus Energy, Inc.	4,780,676	126,831
Canadian Natural Resources, Ltd. (CAD denominated) (b)	6,331,873	308,879
ConocoPhillips	1,787,539	235,955
SLB, Ltd.	3,511,228	180,442
Tourmaline Oil Corp.	2,015,054	96,443
South Bow Corp. (b)	1,798,974	59,849
BP PLC (ADR)	1,124,200	52,837
Shell PLC (GBP denominated)	765,330	35,739
Rosneft Oil Co. PJSC (d)	40,028,340	— (e)
		3,445,000

Utilities 0.87%
Engie SA	29,118,988	938,801
Veolia Environnement SA	5,284,838	201,882
Sempra	1,336,228	129,841
Iberdrola SA, non-registered shares	2,213,202	50,806
		1,321,330

Real estate 0.63%
Welltower, Inc. REIT	3,590,065	709,792
Goodman Logistics (HK), Ltd. REIT	14,124,632	251,446
		961,238
Total common stocks (cost: $78,444,117,000)		147,246,446
Short-term securities 3.77%
Money market investments 3.39%
Capital Group Central Cash Fund 3.71% (c)(f)	51,850,399	5,184,521

Money market investments purchased with collateral from securities on loan 0.38%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.55% (f)(g)	110,100,000	110,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (f)(g)	110,100,000	110,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (f)(g)	92,700,000	92,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (f)(g)	81,100,000	81,100
Capital Group Central Cash Fund 3.71% (c)(f)(g)	466,027	46,598

5	New Perspective Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (f)(g)	46,501,735	$46,502
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (f)(g)	46,300,000	46,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.54% (f)(g)	40,500,000	40,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.58% (f)(g)	5,700,000	5,700
		579,600
Total short-term securities (cost: $5,764,207,000)		5,764,121
Total investment securities 100.18% (cost: $84,208,324,000)		153,010,567
Other assets less liabilities (0.18)%		(279,836)
Net assets 100.00%		$152,730,731
Investments in affiliates (c)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.17%
Consumer discretionary 0.17%
Entain PLC	$201,081	$168,830	$—	$—	$(107,113)	$262,798	$4,378
Short-term securities 3.42%
Money market investments 3.39%
Capital Group Central Cash Fund 3.71% (f)	5,521,602	9,083,116	9,420,148	248	(297)	5,184,521	109,124
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.71% (f)(g)	40,900	5,698 (h)				46,598	— (i)
Total short-term securities						5,231,119
Total 3.59%				$248	$(107,410)	$5,493,917	$113,502

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 3/31/2026.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(h)	Represents net activity. Refer to Note 5 for more information on securities lending.
(i)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

New Perspective Fund	6

Financial statements
Statement of assets and liabilities at March 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $988,356 of investment securities on loan):
Unaffiliated issuers (cost: $78,593,799)	$147,516,650
Affiliated issuers (cost: $5,614,525)	5,493,917	$153,010,567
Cash		1,505
Cash denominated in currencies other than U.S. dollars (cost: $20,673)		20,677
Receivables for:
Sales of investments	287,132
Sales of fund’s shares	105,481
Dividends	267,413
Securities lending income	502
Other	4,543	665,071
		153,697,820
Liabilities:
Collateral for securities on loan		579,600
Payables for:
Purchases of investments	159,588
Repurchases of fund’s shares	114,382
Investment advisory services	48,297
Services provided by related parties	27,835
Trustees’ deferred compensation	8,792
Non-U.S. taxes	26,402
Other	2,193	387,489
Net assets at March 31, 2026		$152,730,731
Net assets consist of:
Capital paid in on shares of beneficial interest		$74,516,548
Total distributable earnings (accumulated loss)		78,214,183
Net assets at March 31, 2026		$152,730,731
Refer to the notes to financial statements.

7	New Perspective Fund

Financial statements (continued)
Statement of assets and liabilities at March 31, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,288,969 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$63,772,037	953,687	$66.87
Class C	930,198	15,021	61.93
Class T	17	— *	66.82
Class F-1	1,619,066	24,431	66.27
Class F-2	21,159,194	317,965	66.55
Class F-3	14,654,156	218,958	66.93
Class 529-A	3,394,500	51,728	65.62
Class 529-C	53,710	871	61.66
Class 529-E	87,312	1,352	64.58
Class 529-T	28	— *	66.78
Class 529-F-1	17	— *	65.27
Class 529-F-2	423,099	6,336	66.77
Class 529-F-3	18	— *	66.70
Class R-1	87,715	1,441	60.89
Class R-2	517,112	8,355	61.90
Class R-2E	77,363	1,194	64.79
Class R-3	1,370,733	21,263	64.47
Class R-4	1,770,185	27,030	65.49
Class R-5E	398,654	6,029	66.13
Class R-5	1,350,962	20,211	66.84
Class R-6	41,064,655	613,097	66.98
*
Amount less than one thousand.
Refer to the notes to financial statements.

New Perspective Fund	8

Financial statements (continued)
Statement of operations for the six months ended March 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $38,309; also includes $113,502 from affiliates)	$877,646
Interest from unaffiliated issuers	2,086
Securities lending income (net of fees)	1,152	$880,884
Fees and expenses*:
Investment advisory services	294,242
Distribution services	106,454
Transfer agent services	40,858
Administrative services	24,317
529 plan services	1,079
Reports to shareholders	2,249
Registration statement and prospectus	4,251
Trustees’ compensation	1,035
Auditing and legal	278
Custodian	4,423
Other	87	479,273
Net investment income		401,611
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $22,060):
Unaffiliated issuers	11,280,128
Affiliated issuers	248
Currency transactions	(9,488)	11,270,888
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $13,129):
Unaffiliated issuers	(16,097,542)
Affiliated issuers	(107,410)
Currency translations	(749)	(16,205,701)
Net realized gain (loss) and unrealized appreciation (depreciation)		(4,934,813)
Net increase (decrease) in net assets resulting from operations		$(4,533,202)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

9	New Perspective Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended March 31,	Year ended September 30,
	2026*	2025

Operations:
Net investment income	$401,611	$1,297,615
Net realized gain (loss)	11,270,888	8,215,713
Net unrealized appreciation (depreciation)	(16,205,701)	14,816,134
Net increase (decrease) in net assets resulting from operations	(4,533,202)	24,329,462
Distributions paid to shareholders	(10,346,241)	(7,180,294)
Net capital share transactions	5,258,345	(829,252)
Total increase (decrease) in net assets	(9,621,098)	16,319,916
Net assets:
Beginning of period	162,351,829	146,031,913
End of period	$152,730,731	$162,351,829
*
Unaudited.
Refer to the notes to financial statements.

New Perspective Fund	10

Notes to financial statementsunaudited
1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11	New Perspective Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

New Perspective Fund	12

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,903,786	$12,031,069	$—	$34,934,855
Industrials	10,565,815	13,098,790	—	23,664,605
Consumer discretionary	13,932,493	4,706,237	—	18,638,730
Health care	12,426,630	5,610,980	—	18,037,610
Financials	8,579,965	8,854,277	—	17,434,242
Communication services	11,635,360	3,200,693	—	14,836,053
Consumer staples	4,459,692	4,063,524	—	8,523,216
Materials	3,920,385	1,529,182	—	5,449,567
Energy	1,630,110	1,814,890	— *	3,445,000
Utilities	129,841	1,191,489	—	1,321,330
Real estate	709,792	251,446	—	961,238
Short-term securities	5,764,121	—	—	5,764,121
Total	$96,657,990	$56,352,577	$— *	$153,010,567
*
Amount less than one thousand.

13	New Perspective Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

New Perspective Fund	14

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of March 31, 2026, the total value of securities on loan was $988,356,000, and the total value of collateral received was $1,110,177,000. Collateral received includes cash of $579,600,000 and U.S. government securities of $530,577,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended March 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

15	New Perspective Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,751,735
Undistributed long-term capital gains	8,280,481
Post-October capital loss deferral*	(644,560)
*
This deferral is considered incurred in the subsequent year.
As of March 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$70,266,354
Gross unrealized depreciation on investments	(2,810,910)
Net unrealized appreciation (depreciation) on investments	67,455,444
Cost of investments	85,555,123
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended March 31, 2026			Year ended September 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$702,796	$3,558,925	$4,261,721	$344,838	$2,643,131	$2,987,969
Class C	3,620	58,202	61,822	—	49,182	49,182
Class T	— †	1	1	— †	1	1
Class F-1	17,242	91,825	109,067	7,965	67,170	75,135
Class F-2	275,868	1,176,646	1,452,514	147,768	822,275	970,043
Class F-3	203,896	805,810	1,009,706	115,981	572,511	688,492
Class 529-A	36,692	190,963	227,655	17,487	142,164	159,651
Class 529-C	185	3,275	3,460	—	2,802	2,802
Class 529-E	745	5,113	5,858	274	4,083	4,357
Class 529-T	— †	2	2	— †	1	1
Class 529-F-1	— †	1	1	— †	1	1
Class 529-F-2	5,469	23,150	28,619	2,768	15,385	18,153
Class 529-F-3	— †	1	1	— †	1	1
Class R-1	365	5,328	5,693	—	4,050	4,050
Class R-2	2,031	31,379	33,410	—	24,774	24,774
Class R-2E	480	4,536	5,016	112	3,633	3,745
Class R-3	11,201	80,892	92,093	3,484	61,958	65,442
Class R-4	19,305	102,714	122,019	10,645	86,106	96,751
Class R-5E	4,950	21,688	26,638	2,431	14,299	16,730
Class R-5	18,309	75,281	93,590	10,953	57,572	68,525
Class R-6	566,765	2,240,590	2,807,355	327,418	1,617,071	1,944,489
Total	$1,869,919	$8,476,322	$10,346,241	$992,124	$6,188,170	$7,180,294
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.348% on such assets in excess of $144 billion. For the six months ended March 31, 2026, the investment advisory services fees were $294,242,000, which were equivalent to an annualized rate of 0.363% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

New Perspective Fund	16

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2026, the 529 plan services fees were $1,079,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

17	New Perspective Fund

For the six months ended March 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$85,202	$21,577	$10,224	Not applicable
Class C	5,161	327	155	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,144	1,091	261	Not applicable
Class F-2	Not applicable	12,375	3,354	Not applicable
Class F-3	Not applicable	105	2,321	Not applicable
Class 529-A	4,479	1,063	541	$926
Class 529-C	291	17	9	15
Class 529-E	238	17	14	24
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	99	67	114
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	471	44	14	Not applicable
Class R-2	2,085	970	83	Not applicable
Class R-2E	250	86	12	Not applicable
Class R-3	3,726	1,122	224	Not applicable
Class R-4	2,407	982	289	Not applicable
Class R-5E	Not applicable	313	62	Not applicable
Class R-5	Not applicable	386	218	Not applicable
Class R-6	Not applicable	284	6,469	Not applicable

Total class-specific expenses	$106,454	$40,858	$24,317	$1,079
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,035,000 in the fund’s statement of operations reflects $320,000 in current fees (either paid in cash or deferred) and a net increase of $715,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended
March 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,712,846,000 and $1,300,772,000, respectively, which generated $20,184,000 of net realized losses from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2026.

New Perspective Fund	18

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2026
Class A	$1,370,021	18,993	$4,158,727	59,590	$(4,115,827)	(57,203)	$1,412,921	21,380
Class C	65,912	987	61,570	951	(179,411)	(2,671)	(51,929)	(733)
Class T	—	—	—	—	—	—	—	—
Class F-1	77,257	1,077	108,054	1,562	(149,675)	(2,096)	35,636	543
Class F-2	1,984,356	27,621	1,393,875	20,082	(2,305,237)	(32,211)	1,072,994	15,492
Class F-3	1,043,531	14,470	1,000,216	14,334	(1,372,130)	(19,061)	671,617	9,743
Class 529-A	136,161	1,919	227,587	3,323	(242,551)	(3,412)	121,197	1,830
Class 529-C	7,059	106	3,461	54	(10,973)	(164)	(453)	(4)
Class 529-E	2,758	39	5,852	87	(10,907)	(156)	(2,297)	(30)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	36,488	506	28,594	410	(38,643)	(536)	26,439	380
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	5,002	77	5,693	89	(10,628)	(160)	67	6
Class R-2	32,820	491	33,391	516	(69,547)	(1,036)	(3,336)	(29)
Class R-2E	5,571	80	5,017	74	(14,791)	(210)	(4,203)	(56)
Class R-3	92,289	1,327	92,034	1,366	(190,198)	(2,741)	(5,875)	(48)
Class R-4	86,829	1,226	122,006	1,785	(229,706)	(3,235)	(20,871)	(224)
Class R-5E	57,987	807	26,619	386	(44,106)	(618)	40,500	575
Class R-5	62,285	860	93,433	1,340	(144,287)	(1,987)	11,431	213
Class R-6	2,361,214	32,780	2,794,547	40,013	(3,201,258)	(44,141)	1,954,503	28,652
Total net increase (decrease)	$7,427,540	103,366	$10,160,680	145,962	$(12,329,875)	(171,638)	$5,258,345	77,690
Refer to the end of the table(s) for footnote(s).

19	New Perspective Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2025
Class A	$2,531,650	38,500	$2,919,244	46,835	$(7,035,605)	(107,250)	$(1,584,711)	(21,915)
Class C	115,789	1,893	48,925	842	(313,149)	(5,125)	(148,435)	(2,390)
Class T	—	—	—	—	—	—	—	—
Class F-1	151,663	2,298	74,484	1,204	(249,813)	(3,851)	(23,666)	(349)
Class F-2	3,608,825	54,983	928,352	14,969	(3,952,077)	(60,594)	585,100	9,358
Class F-3	2,075,641	31,374	682,399	10,950	(2,312,940)	(35,217)	445,100	7,107
Class 529-A	254,976	3,934	159,602	2,606	(503,585)	(7,726)	(89,007)	(1,186)
Class 529-C	12,126	199	2,801	48	(27,263)	(448)	(12,336)	(201)
Class 529-E	7,110	111	4,354	72	(20,859)	(323)	(9,395)	(140)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	77,887	1,181	18,141	292	(59,799)	(901)	36,229	572
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	11,566	191	4,050	71	(16,841)	(279)	(1,225)	(17)
Class R-2	68,281	1,117	24,764	426	(133,898)	(2,198)	(40,853)	(655)
Class R-2E	13,332	210	3,744	62	(20,152)	(318)	(3,076)	(46)
Class R-3	185,034	2,908	65,289	1,083	(336,326)	(5,306)	(86,003)	(1,315)
Class R-4	179,844	2,795	96,746	1,583	(538,219)	(8,402)	(261,629)	(4,024)
Class R-5E	80,530	1,261	16,722	271	(78,356)	(1,206)	18,896	326
Class R-5	149,822	2,275	68,421	1,099	(286,415)	(4,390)	(68,172)	(1,016)
Class R-6	3,378,940	51,273	1,937,047	31,062	(4,902,059)	(74,208)	413,928	8,127
Total net increase (decrease)	$12,903,016	196,503	$7,055,088	113,475	$(20,787,356)	(317,742)	$(829,252)	(7,764)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $30,832,004,000 and $35,301,269,000, respectively, during the six months ended March 31, 2026.

New Perspective Fund	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
3/31/2026[5,6]	$73.53	$.13	$(2.14)	$(2.01)	$(.77 )	$(3.88)	$(4.65)	$66.87	(3.01)%[7]	$63,772	.72%[8]	.72%[8]	.36%[8]
9/30/2025	65.91	.50	10.31	10.81	(.37 )	(2.82)	(3.19)	73.53	17.27	68,554.71		.71	.75
9/30/2024	52.93	.54	15.43	15.97	(.52 )	(2.47)	(2.99)	65.91	31.30	62,891.73		.73	.92
9/30/2023	45.43	.52	8.95	9.47	(.40 )	(1.57)	(1.97)	52.93	21.28	51,216.75		.75	1.00
9/30/2022	66.78	.38	(17.08)	(16.70)	(.22 )	(4.43)	(4.65)	45.43	(27.04)	44,810.72		.72	.65
9/30/2021	53.81	.32	15.15	15.47	(.08 )	(2.42)	(2.50)	66.78	29.31	64,660.72		.72	.50
Class C:
3/31/2026[5,6]	68.16	(.13 )	(1.98)	(2.11)	(.24 )	(3.88)	(4.12)	61.93	(3.36)[7]	930	1.47 [8]	1.47 [8]	(.40 )[8]
9/30/2025	61.41	(.01 )	9.58	9.57	—	(2.82)	(2.82)	68.16	16.38	1,074	1.47	1.47	(.02 )
9/30/2024	49.49	.09	14.42	14.51	(.12 )	(2.47)	(2.59)	61.41	30.32	1,114	1.48	1.48	.17
9/30/2023	42.54	.11	8.41	8.52	—	(1.57)	(1.57)	49.49	20.38	1,045	1.50	1.50	.23
9/30/2022	63.06	(.07 )	(16.02)	(16.09)	—	(4.43)	(4.43)	42.54	(27.60)	1,026	1.47	1.47	(.12 )
9/30/2021	51.23	(.15 )	14.40	14.25	—	(2.42)	(2.42)	63.06	28.36	1,651	1.47	1.47	(.25 )
Class T:
3/31/2026[5,6]	73.56	.22	(2.14)	(1.92)	(.94 )	(3.88)	(4.82)	66.82	(2.89)[7,9]	— [10]	.47 [8,9]	.47 [8,9]	.62 [8,9]
9/30/2025	65.94	.66	10.31	10.97	(.53 )	(2.82)	(3.35)	73.56	17.56 [9]	— [10]	.47 [9]	.47 [9]	.99 [9]
9/30/2024	52.97	.69	15.43	16.12	(.68 )	(2.47)	(3.15)	65.94	31.63 [9]	— [10]	.47 [9]	.47 [9]	1.18 [9]
9/30/2023	45.46	.66	8.95	9.61	(.53 )	(1.57)	(2.10)	52.97	21.62 [9]	— [10]	.47 [9]	.47 [9]	1.28 [9]
9/30/2022	66.82	.51	(17.07)	(16.56)	(.37 )	(4.43)	(4.80)	45.46	(26.87)[9]	— [10]	.48 [9]	.48 [9]	.88 [9]
9/30/2021	53.83	.46	15.15	15.61	(.20 )	(2.42)	(2.62)	66.82	29.60 [9]	— [10]	.50 [9]	.50 [9]	.73 [9]
Class F-1:
3/31/2026[5,6]	72.90	.11	(2.13)	(2.02)	(.73 )	(3.88)	(4.61)	66.27	(3.05)[7]	1,619	.78 [8]	.78 [8]	.30 [8]
9/30/2025	65.38	.45	10.22	10.67	(.33 )	(2.82)	(3.15)	72.90	17.19	1,741.78		.78	.69
9/30/2024	52.53	.51	15.30	15.81	(.49 )	(2.47)	(2.96)	65.38	31.24	1,585.78		.78	.87
9/30/2023	45.08	.49	8.89	9.38	(.36 )	(1.57)	(1.93)	52.53	21.22	1,333.79		.79	.95
9/30/2022	66.29	.34	(16.95)	(16.61)	(.17 )	(4.43)	(4.60)	45.08	(27.10)	1,239.77		.77	.58
9/30/2021	53.43	.27	15.06	15.33	(.05 )	(2.42)	(2.47)	66.29	29.24	1,854.78		.78	.43
Class F-2:
3/31/2026[5,6]	73.27	.20	(2.13)	(1.93)	(.91 )	(3.88)	(4.79)	66.55	(2.91)[7]	21,159	.52 [8]	.52 [8]	.57 [8]
9/30/2025	65.70	.63	10.27	10.90	(.51 )	(2.82)	(3.33)	73.27	17.50	22,162.52		.52	.95
9/30/2024	52.78	.67	15.37	16.04	(.65 )	(2.47)	(3.12)	65.70	31.57	19,257.51		.51	1.14
9/30/2023	45.30	.63	8.93	9.56	(.51 )	(1.57)	(2.08)	52.78	21.57	14,788.52		.52	1.22
9/30/2022	66.61	.49	(17.01)	(16.52)	(.36 )	(4.43)	(4.79)	45.30	(26.90)	13,240.51		.51	.85
9/30/2021	53.67	.45	15.10	15.55	(.19 )	(2.42)	(2.61)	66.61	29.60	19,110.51		.51	.72
Class F-3:
3/31/2026[5,6]	73.69	.24	(2.14)	(1.90)	(.98 )	(3.88)	(4.86)	66.93	(2.85)[7]	14,654	.41 [8]	.41 [8]	.68 [8]
9/30/2025	66.06	.70	10.32	11.02	(.57 )	(2.82)	(3.39)	73.69	17.64	15,418.40		.40	1.06
9/30/2024	53.04	.73	15.46	16.19	(.70 )	(2.47)	(3.17)	66.06	31.71	13,350.41		.41	1.24
9/30/2023	45.53	.69	8.96	9.65	(.57 )	(1.57)	(2.14)	53.04	21.69	9,918.42		.42	1.33
9/30/2022	66.93	.56	(17.10)	(16.54)	(.43 )	(4.43)	(4.86)	45.53	(26.83)	8,349.41		.41	.96
9/30/2021	53.90	.53	15.16	15.69	(.24 )	(2.42)	(2.66)	66.93	29.72	11,301.41		.41	.83
Class 529-A:
3/31/2026[5,6]	72.24	.11	(2.11)	(2.00)	(.74 )	(3.88)	(4.62)	65.62	(3.03)[7]	3,395	.77 [8]	.77 [8]	.32 [8]
9/30/2025	64.81	.47	10.13	10.60	(.35 )	(2.82)	(3.17)	72.24	17.22	3,605.75		.75	.72
9/30/2024	52.10	.51	15.17	15.68	(.50 )	(2.47)	(2.97)	64.81	31.24	3,311.77		.77	.88
9/30/2023	44.74	.49	8.82	9.31	(.38 )	(1.57)	(1.95)	52.10	21.25	2,710.79		.79	.96
9/30/2022	65.84	.35	(16.82)	(16.47)	(.20 )	(4.43)	(4.63)	44.74	(27.08)	2,373.75		.75	.61
9/30/2021	53.09	.29	14.94	15.23	(.06 )	(2.42)	(2.48)	65.84	29.26	3,398.76		.76	.46
Refer to the end of the table(s) for footnote(s).

21	New Perspective Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2026[5,6]	$67.88	$(.15 )	$(1.97)	$(2.12)	$(.22 )	$(3.88)	$(4.10)	$61.66	(3.38)%[7]	$54	1.52%[8]	1.52%[8]	(.44 )%[8]
9/30/2025	61.19	(.04 )	9.55	9.51	—	(2.82)	(2.82)	67.88	16.34	59	1.52	1.52	(.07 )
9/30/2024	49.28	.07	14.37	14.44	(.06 )	(2.47)	(2.53)	61.19	30.27	66	1.52	1.52	.12
9/30/2023	42.39	.08	8.38	8.46	—	(1.57)	(1.57)	49.28	20.31	66	1.56	1.56	.17
9/30/2022	62.88	(.10 )	(15.96)	(16.06)	—	(4.43)	(4.43)	42.39	(27.65)	70	1.52	1.52	(.19 )
9/30/2021	51.12	(.18 )	14.36	14.18	—	(2.42)	(2.42)	62.88	28.30	121	1.52	1.52	(.30 )
Class 529-E:
3/31/2026[5,6]	71.07	.03	(2.08)	(2.05)	(.56 )	(3.88)	(4.44)	64.58	(3.14)[7]	87	1.00 [8]	1.00 [8]	.09 [8]
9/30/2025	63.80	.30	9.98	10.28	(.19 )	(2.82)	(3.01)	71.07	16.95	98.99		.99	.47
9/30/2024	51.33	.37	14.95	15.32	(.38 )	(2.47)	(2.85)	63.80	30.93	97	1.00	1.00	.65
9/30/2023	44.09	.36	8.70	9.06	(.25 )	(1.57)	(1.82)	51.33	20.97	81	1.02	1.02	.72
9/30/2022	64.94	.20	(16.58)	(16.38)	(.04 )	(4.43)	(4.47)	44.09	(27.25)	74.99		.99	.36
9/30/2021	52.46	.14	14.76	14.90	—	(2.42)	(2.42)	64.94	28.94	110	1.00	1.00	.23
Class 529-T:
3/31/2026[5,6]	73.51	.21	(2.15)	(1.94)	(.91 )	(3.88)	(4.79)	66.78	(2.92)[7,9]	— [10]	.51 [8,9]	.51 [8,9]	.58 [8,9]
9/30/2025	65.89	.63	10.30	10.93	(.49 )	(2.82)	(3.31)	73.51	17.51 [9]	— [10]	.52 [9]	.52 [9]	.95 [9]
9/30/2024	52.94	.66	15.41	16.07	(.65 )	(2.47)	(3.12)	65.89	31.53 [9]	— [10]	.54 [9]	.54 [9]	1.11 [9]
9/30/2023	45.43	.64	8.95	9.59	(.51 )	(1.57)	(2.08)	52.94	21.58 [9]	— [10]	.52 [9]	.52 [9]	1.23 [9]
9/30/2022	66.78	.49	(17.07)	(16.58)	(.34 )	(4.43)	(4.77)	45.43	(26.91)[9]	— [10]	.53 [9]	.53 [9]	.84 [9]
9/30/2021	53.80	.43	15.14	15.57	(.17 )	(2.42)	(2.59)	66.78	29.53 [9]	— [10]	.55 [9]	.55 [9]	.68 [9]
Class 529-F-1:
3/31/2026[5,6]	71.93	.18	(2.09)	(1.91)	(.87 )	(3.88)	(4.75)	65.27	(2.94)[7,9]	— [10]	.58 [8,9]	.58 [8,9]	.51 [8,9]
9/30/2025	64.56	.58	10.07	10.65	(.46 )	(2.82)	(3.28)	71.93	17.42 [9]	— [10]	.58 [9]	.58 [9]	.89 [9]
9/30/2024	51.91	.61	15.11	15.72	(.60 )	(2.47)	(3.07)	64.56	31.48 [9]	— [10]	.59 [9]	.59 [9]	1.06 [9]
9/30/2023	44.59	.58	8.78	9.36	(.47 )	(1.57)	(2.04)	51.91	21.46 [9]	— [10]	.61 [9]	.61 [9]	1.14 [9]
9/30/2022	65.65	.44	(16.75)	(16.31)	(.32 )	(4.43)	(4.75)	44.59	(26.96)[9]	— [10]	.60 [9]	.60 [9]	.77 [9]
9/30/2021	52.99	(.02 )	15.34	15.32	(.24 )	(2.42)	(2.66)	65.65	29.51 [9]	— [10]	.51 [9]	.51 [9]	(.04 )[9]
Class 529-F-2:
3/31/2026[5,6]	73.50	.21	(2.14)	(1.93)	(.92 )	(3.88)	(4.80)	66.77	(2.91)[7]	423	.50 [8]	.50 [8]	.58 [8]
9/30/2025	65.89	.64	10.30	10.94	(.51 )	(2.82)	(3.33)	73.50	17.52	438.50		.50	.97
9/30/2024	52.93	.67	15.42	16.09	(.66 )	(2.47)	(3.13)	65.89	31.58	355.51		.51	1.14
9/30/2023	45.44	.65	8.93	9.58	(.52 )	(1.57)	(2.09)	52.93	21.59	261.51		.51	1.25
9/30/2022	66.78	.50	(17.06)	(16.56)	(.35 )	(4.43)	(4.78)	45.44	(26.91)	205.51		.51	.87
9/30/2021[5,11]	52.26	.44	16.68	17.12	(.18 )	(2.42)	(2.60)	66.78	33.39 [7]	260	.54 [8]	.54 [8]	.75 [8]
Class 529-F-3:
3/31/2026[5,6]	73.44	.22	(2.13)	(1.91)	(.95 )	(3.88)	(4.83)	66.70	(2.88)[7]	— [10]	.47 [8]	.47 [8]	.62 [8]
9/30/2025	65.84	.67	10.29	10.96	(.54 )	(2.82)	(3.36)	73.44	17.57	— [10]	.46	.46	1.01
9/30/2024	52.88	.70	15.40	16.10	(.67 )	(2.47)	(3.14)	65.84	31.63	— [10]	.46	.46	1.19
9/30/2023	45.40	.66	8.93	9.59	(.54 )	(1.57)	(2.11)	52.88	21.60	— [10]	.48	.48	1.27
9/30/2022	66.74	.52	(17.04)	(16.52)	(.39 )	(4.43)	(4.82)	45.40	(26.85)	— [10]	.46	.46	.90
9/30/2021[5,11]	52.26	.48	16.67	17.15	(.25 )	(2.42)	(2.67)	66.74	33.44 [7]	— [10]	.52 [8]	.47 [8]	.82 [8]
Class R-1:
3/31/2026[5,6]	67.12	(.14 )	(1.94)	(2.08)	(.27 )	(3.88)	(4.15)	60.89	(3.38)[7]	88	1.50 [8]	1.50 [8]	(.42 )[8]
9/30/2025	60.53	(.02 )	9.43	9.41	—	(2.82)	(2.82)	67.12	16.35	96	1.49	1.49	(.03 )
9/30/2024	48.96	.09	14.22	14.31	(.27 )	(2.47)	(2.74)	60.53	30.30	88	1.49	1.49	.17
9/30/2023	42.12	.12	8.32	8.44	(.03 )	(1.57)	(1.60)	48.96	20.40	54	1.50	1.50	.25
9/30/2022	62.49	(.07 )	(15.87)	(15.94)	—	(4.43)	(4.43)	42.12	(27.61)	50	1.49	1.49	(.13 )
9/30/2021	50.81	(.17 )	14.27	14.10	—	(2.42)	(2.42)	62.49	28.29	77	1.50	1.50	(.28 )
Refer to the end of the table(s) for footnote(s).

New Perspective Fund	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2026[5,6]	$68.15	$(.14 )	$(1.98)	$(2.12)	$(.25 )	$(3.88)	$(4.13)	$61.90	(3.37)%[7]	$517	1.51%[8]	1.51%[8]	(.42 )%[8]
9/30/2025	61.41	(.02 )	9.58	9.56	—	(2.82)	(2.82)	68.15	16.36	571	1.50	1.50	(.04 )
9/30/2024	49.52	.09	14.41	14.50	(.14 )	(2.47)	(2.61)	61.41	30.29	555	1.50	1.50	.15
9/30/2023	42.57	.11	8.41	8.52	—	(1.57)	(1.57)	49.52	20.37	475	1.51	1.51	.24
9/30/2022	63.12	(.08 )	(16.04)	(16.12)	—	(4.43)	(4.43)	42.57	(27.63)	427	1.51	1.51	(.15 )
9/30/2021	51.30	(.17 )	14.41	14.24	—	(2.42)	(2.42)	63.12	28.30	663	1.50	1.50	(.28 )
Class R-2E:
3/31/2026[5,6]	71.21	(.04 )	(2.09)	(2.13)	(.41 )	(3.88)	(4.29)	64.79	(3.26)[7]	77	1.21 [8]	1.21 [8]	(.13 )[8]
9/30/2025	63.95	.17	10.00	10.17	(.09 )	(2.82)	(2.91)	71.21	16.68	89	1.20	1.20	.26
9/30/2024	51.45	.25	15.00	15.25	(.28 )	(2.47)	(2.75)	63.95	30.68	83	1.21	1.21	.44
9/30/2023	44.18	.27	8.72	8.99	(.15 )	(1.57)	(1.72)	51.45	20.72	64	1.22	1.22	.53
9/30/2022	65.16	.09	(16.64)	(16.55)	—	(4.43)	(4.43)	44.18	(27.42)	55	1.21	1.21	.15
9/30/2021	52.74	.01	14.83	14.84	—	(2.42)	(2.42)	65.16	28.69	79	1.21	1.21	.02
Class R-3:
3/31/2026[5,6]	70.94	.01	(2.06)	(2.05)	(.54 )	(3.88)	(4.42)	64.47	(3.17)[7]	1,371	1.06 [8]	1.06 [8]	.02 [8]
9/30/2025	63.70	.26	9.96	10.22	(.16 )	(2.82)	(2.98)	70.94	16.87	1,512	1.05	1.05	.41
9/30/2024	51.26	.34	14.92	15.26	(.35 )	(2.47)	(2.82)	63.70	30.85	1,441	1.06	1.06	.59
9/30/2023	44.01	.34	8.69	9.03	(.21 )	(1.57)	(1.78)	51.26	20.91	1,236	1.07	1.07	.68
9/30/2022	64.83	.17	(16.56)	(16.39)	—	(4.43)	(4.43)	44.01	(27.30)	1,153	1.06	1.06	.30
9/30/2021	52.40	.10	14.75	14.85	—	(2.42)	(2.42)	64.83	28.88	1,770	1.06	1.06	.16
Class R-4:
3/31/2026[5,6]	72.09	.11	(2.10)	(1.99)	(.73 )	(3.88)	(4.61)	65.49	(3.03)[7]	1,770	.76 [8]	.76 [8]	.32 [8]
9/30/2025	64.68	.45	10.13	10.58	(.35 )	(2.82)	(3.17)	72.09	17.23	1,965.75		.75	.70
9/30/2024	52.00	.52	15.14	15.66	(.51 )	(2.47)	(2.98)	64.68	31.26	2,023.76		.76	.89
9/30/2023	44.65	.49	8.80	9.29	(.37 )	(1.57)	(1.94)	52.00	21.27	1,709.77		.77	.97
9/30/2022	65.70	.34	(16.77)	(16.43)	(.19 )	(4.43)	(4.62)	44.65	(27.08)	1,587.76		.76	.59
9/30/2021	52.98	.29	14.92	15.21	(.07 )	(2.42)	(2.49)	65.70	29.26	2,544.76		.76	.47
Class R-5E:
3/31/2026[5,6]	72.83	.19	(2.13)	(1.94)	(.88 )	(3.88)	(4.76)	66.13	(2.93)[7]	399	.56 [8]	.56 [8]	.53 [8]
9/30/2025	65.32	.60	10.21	10.81	(.48 )	(2.82)	(3.30)	72.83	17.46	397.55		.55	.92
9/30/2024	52.49	.64	15.28	15.92	(.62 )	(2.47)	(3.09)	65.32	31.52	335.56		.56	1.10
9/30/2023	45.06	.61	8.87	9.48	(.48 )	(1.57)	(2.05)	52.49	21.49	248.57		.57	1.18
9/30/2022	66.28	.46	(16.92)	(16.46)	(.33 )	(4.43)	(4.76)	45.06	(26.94)	205.56		.56	.78
9/30/2021	53.43	.43	15.03	15.46	(.19 )	(2.42)	(2.61)	66.28	29.54	360.55		.55	.69
Class R-5:
3/31/2026[5,6]	73.59	.22	(2.15)	(1.93)	(.94 )	(3.88)	(4.82)	66.84	(2.89)[7]	1,351	.46 [8]	.46 [8]	.62 [8]
9/30/2025	65.96	.67	10.32	10.99	(.54 )	(2.82)	(3.36)	73.59	17.59	1,472.46		.46	1.01
9/30/2024	52.97	.70	15.43	16.13	(.67 )	(2.47)	(3.14)	65.96	31.65	1,386.46		.46	1.19
9/30/2023	45.47	.64	8.97	9.61	(.54 )	(1.57)	(2.11)	52.97	21.62	1,226.47		.47	1.25
9/30/2022	66.84	.53	(17.08)	(16.55)	(.39 )	(4.43)	(4.82)	45.47	(26.86)	1,380.46		.46	.90
9/30/2021	53.84	.48	15.16	15.64	(.22 )	(2.42)	(2.64)	66.84	29.65	2,063.46		.46	.77
Class R-6:
3/31/2026[5,6]	73.75	.25	(2.16)	(1.91)	(.98 )	(3.88)	(4.86)	66.98	(2.87)[7]	41,065	.41 [8]	.41 [8]	.68 [8]
9/30/2025	66.10	.70	10.34	11.04	(.57 )	(2.82)	(3.39)	73.75	17.64	43,101.40		.40	1.06
9/30/2024	53.08	.73	15.46	16.19	(.70 )	(2.47)	(3.17)	66.10	31.70	38,095.41		.41	1.24
9/30/2023	45.56	.69	8.97	9.66	(.57 )	(1.57)	(2.14)	53.08	21.70	28,648.42		.42	1.34
9/30/2022	66.97	.56	(17.11)	(16.55)	(.43 )	(4.43)	(4.86)	45.56	(26.83)	22,485.41		.41	.96
9/30/2021	53.94	.52	15.17	15.69	(.24 )	(2.42)	(2.66)	66.97	29.71	30,946.41		.41	.81
Refer to the end of the table(s) for footnote(s).

23	New Perspective Fund

Financial highlights (continued)

	Six months ended March 31, 2026[5,6,7,13]	Year ended September 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	20%	23%	24%	17%	21%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on 10/30/2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

New Perspective Fund	24

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,244,902,397
Total shares voting on November 25, 2025:
1,765,871,757 (78.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,593,415,037	90.2%	172,456,720	9.8%
Charles E. Andrews	1,725,156,539	97.7%	40,715,218	2.3%
Joseph J. Bonner	1,726,493,760	97.8%	39,377,997	2.2%
Michael C. Camuñez	1,724,408,027	97.7%	41,463,730	2.3%
Vanessa C. L. Chang	1,723,933,389	97.6%	41,938,368	2.4%
Cecilia V. Estolano	1,725,636,893	97.7%	40,234,864	2.3%
Bradford F. Freer	1,726,710,566	97.8%	39,161,191	2.2%
Yvonne L. Greenstreet	1,728,113,458	97.9%	37,758,299	2.1%
Martin E. Koehler	1,726,321,720	97.8%	39,550,037	2.2%
Sharon I. Meers	1,728,596,722	97.9%	37,275,035	2.1%
Pascal Millaire	1,727,031,335	97.8%	38,840,422	2.2%
William I. Miller	1,724,736,451	97.7%	41,135,306	2.3%
Anne-Marie Peterson	1,728,413,010	97.9%	37,458,747	2.1%
Josette Sheeran	1,725,290,585	97.7%	40,581,172	2.3%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

25	New Perspective Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Perspective Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 29, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: May 29, 2026